Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	Weighted average amortization period	December 31,
	Years	2017	2018
Original amount:
Acquired technology	8.14	$1,566	$1,566
Customer relationships	5	2,614	2,614
Non-competition agreement	4	265	265

		$4,445	$4,445
Accumulated amortization:
Acquired technology		866	966
Customer relationships		1,404	2,302
Non-competition agreement		99	166

		2,369	3,434

Intangible assets, net		$2,076	$1,011

Amortization expenses for the years ended December 31, 2016, 2017 and 2018 were $519, $1,309 and $1,065, respectively.

b.	Future amortization expenses for the years ending:

December 31,

2019	$432
2020	136
2021	143
2022	100
2023 and thereafter	200

$1,011